Deficiency in Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Stock Options Activity

Concurrently with the consummation of the Merger, options to purchase 825,000 SBC shares were converted to options to purchase 1,124,410 Splash Beverage Group, Inc. [Formerly Canfield Medical Supply, Inc.] shares.

	Options	Weighted Average Exercise Price

Outstanding - beginning of year	1,124,410	$0.77
Granted	—
Exercised	—	$—
Cancelled/forfeited	—	$—
Outstanding - June 30, 2020	1,124,410	$0.77

Exercisable at June, 30 2020	1,124,410	$0.77

Weighted average grant date fair value of options during year	N/A

Weighted average duration to expiration of outstanding options at June 30, 2020	4.8

A summary of information related to stock options for the years ended December 31, 2019 and 2018 is as follows:

	December 31, 2019		December 31, 2018
		Weighted Average		Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding - beginning of year	-	$-	2,657,698	$0.12
Granted	1,124,410	$0.73	.
Exercised	-	$-	(2,657,698)	$(0.12)
Cancelled/forfeited	-	$-	-
Outstanding - end of year	1,124,410	$0.73	-

Exercisable at end of year	1,124,410	$0.73	-

Weighted average grant date fair value of options during year	N/A		N/A

Weighted average duration to expiration of outstanding options at year-end	5.0		N/A

Canfield [Member]
Schedule of compensation

On the grant date, total recognized compensation of $160,786 was recorded as salaries and wages.

For the year ended December 31, 2019
Number of shares	300,000
Fair market value per share	$0.54
Stock based compensation recognized	$160,786

Schedule of Valuation Assumptions

The fair value of each option award above is estimated using the Black-Scholes option-pricing model with the following assumptions at the measurement date, which was deemed to be the November 26, 2019 grant date:

Measurement date
Dividend yield	0%
Expected volatility	314.95%
Risk-free interest rate	1.58%
Expected life (years)	2
Stock Price	$0.55
Exercise Price	$0.55

Schedule of Stock Options Activity

A summary of the activity for the Company's stock options is as follows:

	December 31, 2019
	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	0	$0
Granted	300,000	$0.55
Exercised	0	$0
Canceled	0	$0
Outstanding, end of year	300,000	$0.55
Weighted average fair value of options granted		$0.55